POSTRETIREMENT BENEFIT PLANS - Summary of Funding Status Related to the Plans as of the Plans' Separation or Allocation (Details) $ in Millions	Jan. 01, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation	$ 12,731
Fair Value of Plan Assets	11,162
Deficit/ (Surplus)	1,569
Unrecognized gain (loss) to be recorded in AOCI	1,632
GE Energy Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation	10,068
Fair Value of Plan Assets	9,594
Deficit/ (Surplus)	474
Unrecognized gain (loss) to be recorded in AOCI	949
GE Energy Supplementary Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation	510
Fair Value of Plan Assets	0
Deficit/ (Surplus)	510
Unrecognized gain (loss) to be recorded in AOCI	107
Retiree Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation	801
Fair Value of Plan Assets	0
Deficit/ (Surplus)	801
Unrecognized gain (loss) to be recorded in AOCI	840
Other Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation	1,352
Fair Value of Plan Assets	1,568
Deficit/ (Surplus)	(216)
Unrecognized gain (loss) to be recorded in AOCI	$ (264)